Contract Liabilities - Schedule of Increase Decrease in Contract Liabilities (Details)	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Increase Decrease In Contract Liabilities [Abstract]
Balance at beginning of the year ended	$ 128,400	$ 16,503	$ 1,519,584
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year	(128,400)	(16,503)	(1,519,584)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts			128,400
Total			$ 128,400